Basic and Diluted Net Loss per Share (Tables)	3 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders for the three months ended March 31 (in thousands, except share and per share amounts):

	2021		2020
	Class A	Class V	Class A	Class F
Numerator:
Net loss attributable to common stockholders	$(49,185)	$(2,219)	$(4,823)	$(1,210)

Denominator:
Weighted average shares outstanding, basic and diluted	146,471,524	6,609,014	27,668,709	6,941,352

Basic and diluted net loss per share	$(0.34)	$(0.34)	$(0.17)	$(0.17)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table discloses securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share:

	Three Months Ended March 31,
	2021	2020
Common stock issued for exercise of stock options subject to nonrecourse promissory notes	3,545,821	16,855,230
Common stock issued for early exercise of stock options	388,839	154,820
Redeemable convertible preferred stock	19,702,603	85,510,700
Stock options	16,361,955	6,969,701
RSUs	3,347,300	—
Warrants to purchase Class A common stock	7,733,346	1,895,345
Warrants to purchase redeemable convertible preferred stock	—	1,433,585